Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit for the period	€ 31.0	€ 19.3	€ 93.4	€ 67.3
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(1.9)	5.6	(9.0)	5.6
Taxation credit/(charge) on measurement of defined benefit pension plans	0.6	(3.1)	2.9	(3.1)
Items not reclassified to the Statement of Profit or Loss	(1.3)	2.5	(6.1)	2.5
Gain/(loss) on investment in foreign subsidiary, net of hedge	1.8	0.2	6.4	(2.5)
Effective portion of changes in fair value of cash flow hedges	18.2	(8.3)	18.1	(14.0)
Taxation (charge)/credit relating to components of other comprehensive income	(4.9)	2.9	(5.3)	4.5
Items that may be subsequently reclassified to the Statement of Profit or Loss	15.1	(5.2)	19.2	(12.0)
Other comprehensive income/(loss) for the period, net of tax	13.8	(2.7)	13.1	(9.5)
Total comprehensive income for the period	€ 44.8	€ 16.6	€ 106.5	€ 57.8